Stock Award Plans and Stock-Based Compensation - Schedule of Stock Options Granted (Details) - Stock Option [Member]	3 Months Ended
Sep. 30, 2024 USD ($) $ / shares shares
Stock Award Plans and Stock-Based Compensation - Schedule of Stock Options Granted (Details) [Line Items]
Outstanding, Beginning | shares	1,015,383
Outstanding, Weighted Average Exercise Price | $ / shares	$ 0.06336
Outstanding, Aggregate Intrinsic Value | $
Granted, Total | shares
Granted, Weighted Average Exercise Price | $ / shares
Granted, Aggregate Intrinsic Value | $
Exercised, Total | shares	(1,015,383)
Exercised, Weighted Average Exercise Price | $ / shares	$ 0.06336
Exercised, Aggregate Intrinsic Value | $
Expired, Total | shares
Expired, Weighted Average Exercise Price | $ / shares
Expired, Aggregate Intrinsic Value | $
Forfeitures, Total | shares
Forfeitures, Weighted Average Exercise Price | $ / shares
Forfeitures, Aggregate Intrinsic Value | $
Outstanding, Ending | shares
Outstanding, Weighted Average Exercise Price | $ / shares
Outstanding, Aggregate Intrinsic Value | $
Exercisable, Total | shares
Exercisable, Weighted Average Exercise Price | $ / shares
Exercisable, Aggregate Intrinsic Value | $